Annual Total Returns[BarChart] - Transamerica JPMorgan Asset Allocation - Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.42%)	12.60%	26.81%	2.73%	(1.93%)	6.08%	24.63%	(10.39%)	26.05%	24.74%